Cover	Dec. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2025
Entity File Number	001-36502
Entity Registrant Name	Commerce Bancshares, Inc.
Entity Central Index Key	0000022356
Entity Tax Identification Number	43-0889454
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	1000 Walnut
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	234-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$5 Par Value Common Stock
Trading Symbol	CBSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false